UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

October 31, 2007
unaudited

Common stocks — 90.93%	Shares	Market value

INFORMATION TECHNOLOGY — 21.92%
Microsoft Corp.	143,000	$5,263,830
Nokia Corp. (ADR)	110,000	4,369,200
Oracle Corp.[1]	147,000	3,258,990
International Business Machines Corp.	20,000	2,322,400
Cisco Systems, Inc.[1]	68,000	2,248,080
Intel Corp.	74,000	1,990,600
Google Inc., Class A1	2,200	1,555,400
QUALCOMM Inc.	30,000	1,281,900
Motorola, Inc.	67,000	1,258,930
Texas Instruments Inc.	28,000	912,800
Hewlett-Packard Co.	15,000	775,200
EMC Corp.[1]	28,000	710,920
Analog Devices, Inc.	20,000	669,200
Linear Technology Corp.	15,000	495,300
Dell Inc.[1]	13,000	397,800
		27,510,550

CONSUMER STAPLES — 15.01%
Altria Group, Inc.	46,500	3,391,245
Wal-Mart Stores, Inc.	75,000	3,390,750
Walgreen Co.	65,000	2,577,250
PepsiCo, Inc.	32,000	2,359,040
Bunge Ltd.	14,000	1,612,660
L’Oréal SA2	10,000	1,314,142
Coca-Cola Co.	20,000	1,235,200
Avon Products, Inc.	26,500	1,085,970
WD-40 Co.	26,000	1,029,600
Kraft Foods Inc., Class A	25,000	835,250
		18,831,107

HEALTH CARE — 12.69%
Medtronic, Inc.	45,000	2,134,800
Novo Nordisk A/S, Class B2	15,000	1,865,417
Eli Lilly and Co.	30,000	1,624,500
Merck & Co., Inc.	25,000	1,456,500
Roche Holding AG2	8,000	1,366,712
Pfizer Inc	55,000	1,353,550
Johnson & Johnson	20,000	1,303,400
UnitedHealth Group Inc.	25,000	1,228,750
Bristol-Myers Squibb Co.	33,000	989,670
Becton, Dickinson and Co.	11,000	918,060
Amgen Inc.[1]	10,000	581,100
Stryker Corp.	8,000	568,000
Sanofi-Aventis[2]	6,000	527,083
		15,917,542

FINANCIALS — 10.59%
Berkshire Hathaway Inc., Class A1	20	2,650,000
Fannie Mae	36,000	2,053,440
Wells Fargo & Co.	60,000	2,040,600
American International Group, Inc.	20,000	1,262,400
Wachovia Corp.	24,000	1,097,520
Bank of America Corp.	20,000	965,600
Citigroup Inc.	20,000	838,000
U.S. Bancorp	20,000	663,200
Allstate Corp.	12,000	628,800
Lincoln National Corp.	10,000	623,700
Marsh & McLennan Companies, Inc.	18,000	466,020
		13,289,280

INDUSTRIALS — 9.60%
General Electric Co.	76,000	3,128,160
United Parcel Service, Inc., Class B	27,000	2,027,700
FedEx Corp.	15,000	1,550,100
Caterpillar Inc.	20,000	1,492,200
Northrop Grumman Corp.	15,000	1,254,300
Lockheed Martin Corp.	10,000	1,100,400
Avery Dennison Corp.	15,000	868,500
Illinois Tool Works Inc.	11,000	629,860
		12,051,220

ENERGY — 8.48%
Exxon Mobil Corp.	44,000	4,047,560
Chevron Corp.	22,000	2,013,220
ConocoPhillips	23,000	1,954,080
Schlumberger Ltd.	20,000	1,931,400
Royal Dutch Shell PLC, Class B (ADR)	8,000	698,000
		10,644,260

CONSUMER DISCRETIONARY — 7.57%
Target Corp.	30,000	1,840,800
Time Warner Inc.	80,000	1,460,800
Lowe’s Companies, Inc.	54,000	1,452,060
Walt Disney Co.	30,000	1,038,900
Vivendi SA2	22,000	991,726
Idearc Inc.	26,000	701,480
News Corp., Class A	30,000	650,100
Carnival Corp., units	13,000	623,740
Gannett Co., Inc.	10,000	424,100
Home Depot, Inc.	10,000	315,100
		9,498,806

MATERIALS — 1.99%
Air Products and Chemicals, Inc.	13,000	1,272,050
Alcoa Inc.	17,000	673,030
International Paper Co.	15,000	554,400
		2,499,480

TELECOMMUNICATION SERVICES — 1.88%
Verizon Communications Inc.	25,000	1,151,750
Sprint Nextel Corp., Series 1	36,000	615,600
Vodafone Group PLC[2]	150,000	591,316
		2,358,666

MISCELLANEOUS — 1.20%
Other common stocks in initial period of acquisition		1,502,840

Total common stocks (cost: $83,964,667)		114,103,751

Short-term securities — 9.13%	Principal amount

Freddie Mac 4.66% due 12/28/2007	$3,100,000	3,078,046
Yale University 4.80% due 11/05/2007	1,900,000	1,898,731
E.I. duPont de Nemours and Co. 4.71% due 11/14/2007[3]	1,400,000	1,397,431
Abbott Laboratories 4.68% due 11/08/2007[3]	1,000,000	998,960
Ranger Funding Co. LLC 4.78% due 11/26/2007[3]	1,000,000	996,547
Honeywell International Inc. 4.70% due 12/17/2007[3]	1,000,000	993,860
Three Pillars Funding, LLC 4.96% due 11/01/2007[3]	800,000	799,890
Procter & Gamble 4.75% due 12/14/2007[3]	700,000	695,705
U.S. Treasury Bill 4.06% due 12/27/2007	600,000	596,496

Total short-term securities (cost: $11,454,186)		11,455,666

Total investment securities (cost: $95,418,853)		125,559,417
Other assets less liabilities		(69,308)

Net assets		$125,490,109

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,656,396.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,882,392, which represented 4.69% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information

Gross unrealized appreciation on investment securities	$32,201,946
Gross unrealized depreciation on investment securities	(2,061,382)
Net unrealized appreciation on investment securities	30,140,564
Cost of investment securities for federal income tax purposes	95,418,853

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

October 31, 2007
unaudited

Bonds & notes — 86.28%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 44.27%
Financials — 24.62%
Washington Mutual, Inc. 5.51% 2012[1]	$650	$618,896
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	400	304,083
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	300	228,362
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[2]	300	297,473
Residential Capital Corp. 8.314% 2009[1]	500	390,625
Residential Capital Corp. 7.375% 2010[1]	195	143,891
General Motors Acceptance Corp. 7.25% 2011	455	430,552
Residential Capital, LLC 7.50% 2012[1]	155	113,250
General Motors Acceptance Corp. 7.821% 2014[1]	250	222,699
Ford Motor Credit Co. 7.375% 2009	150	144,733
Ford Motor Credit Co. 7.875% 2010	650	626,982
Hospitality Properties Trust 6.75% 2013	215	220,618
Hospitality Properties Trust 6.30% 2016	400	395,725
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	261,617
DBS Bank Ltd. 5.853% 2021[1,2]	250	238,372
American General Finance Corp., Series I, 5.40% 2015	250	244,057
ILFC E-Capital Trust II 6.25% 2065[1,2]	255	250,622
TuranAlem Finance BV 8.50% 2015[2]	400	374,000
TuranAlem Finance BV 8.25% 2037[2]	100	90,750
Lincoln National Corp. 7.00% 2066[1]	425	437,225
Standard Chartered PLC 6.409% (undated)[1,2]	400	380,336
Simon Property Group, LP 4.875% 2010	125	123,865
Simon Property Group, LP 5.60% 2011	250	250,809
Barclays Bank PLC 5.926% (undated)[1,2]	395	374,522
Lloyds TSB Group PLC 6.267% (undated)[1,2]	400	370,667
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	101,189
Abbey National PLC 6.70% (undated)[1,3]	250	246,875
Resona Bank, Ltd. 5.85% (undated)[1,2]	375	347,973
Nationwide Financial Services, Inc. 6.75% 2067[1]	335	323,261
Royal Bank of Scotland Group PLC 6.99% (undated)[1,2]	300	303,747
Banco Santander-Chile 5.375% 2014[2]	300	292,754
MBNA Global Capital Funding, Series B, 6.156% 2027[1]	200	189,356
Bank of America Corp. 6.50% 2037	100	103,283
CNA Financial Corp. 6.50% 2016	250	256,754
Berkshire Hathaway Finance Corp. 4.125% 2010	250	246,518
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	241,953
State Street Capital Trust IV 6.694% 2077[1]	250	226,662
Capmark Financial Group, Inc. 5.875% 2012[2]	250	224,657
Capital One Capital III 7.686% 2036[1]	231	224,532
Countrywide Financial Corp., Series B, 5.80% 2012	250	215,462
CIT Group Inc. 6.10% 2067[1]	250	204,827
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	200	201,359
Wells Fargo & Co. 5.25% 2012	200	200,609
UniCredito Italiano SpA 5.584% 2017[1,2]	200	196,324
QBE Capital Funding II LP 6.797% (undated)[1,2]	200	195,939
Kimco Realty Corp., Series C, 4.82% 2014	200	188,075
SLM Corp., Series A, 4.50% 2010	200	187,375
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	150	186,485
American Express Co. 6.15% 2017	150	153,257
Northern Rock PLC 6.594% (undated)[1,2,3]	200	153,000
HSBC Holdings PLC 6.50% 2037	150	149,102
Chubb Corp. 6.375% 2037[1]	150	147,915
Catlin Insurance Ltd. 7.249% (undated)[1,2]	150	141,773
Downey Financial Corp. 6.50% 2014[3]	150	139,936
AXA SA 6.379% (undated)[1,2]	150	137,040
United Dominion Realty Trust, Inc. 6.50% 2009	125	128,776
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	127,623
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	122,445
ORIX Corp. 5.48% 2011	125	122,179
Allstate Corp., Series A, 6.50% 2067[1]	125	121,595
Fifth Third Capital Trust IV 6.50% 2067[1]	125	121,028
BNP Paribas 7.195% (undated)[1,2]	100	99,768
Nationwide Mutual Insurance Co. 7.875% 2033[2]	85	97,621
Credit Agricole SA 6.637% (undated)[1,2]	100	95,202
JPMorgan Chase Capital XX, Series T, 6.55% 2066	100	94,053
		14,793,013

Industrials — 4.55%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	385	387,781
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	119	117,441
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[4]	70	66,500
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	177	184,814
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	263,101
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	157,138
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	200	203,000
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	143	147,614
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	307	316,361
Canadian National Railway Co. 6.375% 2037	200	207,443
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	203	202,722
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[4]	150	148,219
USG Corp. 6.30% 2016	125	114,557
CSX Corp. 5.75% 2013	100	100,602
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	62	62,521
General Electric Capital Corp., Series A, 5.625% 2017	50	50,582
		2,730,396

Consumer discretionary — 4.27%
Federated Retail Holdings, Inc. 5.35% 2012	400	390,344
Federated Retail Holdings, Inc. 5.90% 2016	300	286,901
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	642,134
Tele-Communications, Inc. 9.80% 2012	215	249,232
Comcast Corp. 6.95% 2037	100	107,362
D.R. Horton, Inc. 5.25% 2015	300	254,842
Ryland Group, Inc. 5.375% 2012	250	233,020
MDC Holdings, Inc. 5.50% 2013	150	144,527
Seminole Tribe of Florida 5.798% 2013[2,4]	120	120,174
Toll Brothers, Inc. 5.15% 2015	90	80,764
Centex Corp. 5.70% 2014	40	35,355
Centex Corp. 6.50% 2016	25	22,656
		2,567,311

Telecommunication services — 4.21%
SBC Communications Inc. 6.25% 2011	250	258,860
AT&T Wireless Services, Inc. 7.875% 2011	100	108,413
AT&T Wireless Services, Inc. 8.125% 2012	500	558,155
SBC Communications Inc. 5.625% 2016	250	252,890
Nextel Communications, Inc., Series E, 6.875% 2013	400	401,345
Sprint Capital Corp. 8.75% 2032	150	171,503
France Télécom 7.75% 2011[1]	250	270,088
Embarq Corp. 6.738% 2013	250	260,257
Verizon Communications Inc. 5.50% 2017	150	150,275
Telecom Italia Capital SA 5.25% 2015	100	96,521
		2,528,307

Utilities — 3.03%
Midwest Generation, LLC, Series B, 8.56% 2016[4]	84	89,741
Homer City Funding LLC 8.734% 2026[4]	291	324,465
Reliant Energy Resources Corp. 7.75% 2011	250	265,961
AES Ironwood, LLC 8.857% 2025[4]	222	242,361
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	217,987
FPL Energy National Wind, LLC 5.608% 2024[2,4]	213	208,821
Constellation Energy Group, Inc. 6.125% 2009	200	203,507
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	146,500
PSEG Power LLC 3.75% 2009	125	122,734
		1,822,077

Energy — 1.29%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,4]	300	289,500
Polar Tankers, Inc. 5.951% 2037[2,4]	150	145,965
TransCanada PipeLines Ltd. 6.35% 2067[1]	150	145,380
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	105	104,220
Qatar Petroleum 5.579% 2011[2,4]	89	89,228
		774,293

Health care — 0.95%
AstraZeneca PLC 5.40% 2012	200	202,138
UnitedHealth Group Inc. 6.00% 2017[2]	150	153,563
Amgen Inc. 4.00% 2009	125	122,855
Cardinal Health, Inc. 4.00% 2015	100	89,690
		568,246

Materials — 0.65%
Alcoa Inc. 5.55% 2017	300	291,638
Stora Enso Oyj 7.25% 2036[2]	100	101,411
		393,049

Consumer staples — 0.44%
Kroger Co. 6.40% 2017	150	156,344
Tyson Foods, Inc. 6.85% 2016[1]	105	109,734
		266,078

Information technology — 0.26%
National Semiconductor Corp. 6.15% 2012	150	153,088

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[4]— 28.94%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	530,420
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	259,272
Fannie Mae 6.00% 2021	21	20,993
Fannie Mae, Series 2001-4, Class GA, 10.246% 2025[1]	29	32,799
Fannie Mae 6.00% 2026	110	110,914
Fannie Mae 6.00% 2027	836	846,106
Fannie Mae 7.50% 2031	7	7,127
Fannie Mae, Series 2001-20, Class C, 11.929% 2031[1]	25	28,049
Fannie Mae 4.50% 2036	146	135,921
Fannie Mae 5.50% 2036	412	406,353
Fannie Mae 5.50% 2037	147	143,721
Fannie Mae 6.50% 2037	146	148,877
Fannie Mae 7.00% 2037	248	255,509
Fannie Mae 7.00% 2037	248	254,676
Fannie Mae 7.00% 2037	237	245,898
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	20	20,604
Freddie Mac 8.75% 2008	—	409
Freddie Mac 4.00% 2015	150	142,598
Freddie Mac 6.00% 2026	518	523,826
Freddie Mac 5.50% 2035	107	105,491
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	116	85,988
Freddie Mac, Series 3257, Class PA, 5.50% 2036	242	241,199
Freddie Mac, Series 3318, Class JT, 5.50% 2037	247	243,989
Freddie Mac 6.00% 2037	249	250,526
Freddie Mac 6.00% 2037	249	250,300
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	537	522,439
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	198	195,622
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[1]	155	154,085
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2,3]	320	316,448
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	199,464
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	292,494
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	185	178,301
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.983% 2035[1,3]	124	120,068
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	169	165,364
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	111	111,448
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	122	118,594
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037[3]	244	242,906
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	199	201,877
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	332	334,621
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	191	199,136
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	197,148
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	319,940
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.102% 2030[1]	250	253,658
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.102% 2030[1]	250	253,656
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	245,958
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	122,994
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	90	90,769
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	200	191,700
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3]	250	231,600
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.645% 2036[1]	416	413,394
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	339	340,302
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	281	283,373
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	259,692
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	253,280
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	250	250,272
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	248,140
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[1]	250	247,911
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	247,555
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	247	246,902
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	246,053
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	235	236,579
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2,3]	250	236,525
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	217	211,451
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	206	208,226
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	202	204,151
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	213	203,824
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	201,396
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.945% 2037[1]	196	198,564
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,3]	198	197,878
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	192	192,196
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 5.241% 2037[1]	195	188,514
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	150	150,974
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	150,468
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	124	130,188
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	130,056
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	125,307
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.133% 2045[1]	124	121,827
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	117	118,639
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.965% 2037[1]	99	98,594
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.133% 2035[1]	86	84,339
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	83	83,826
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	78	77,006
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.798% 2045[1,3]	75	74,612
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[1]	74	71,418
Government National Mortgage Assn. 8.50% 2008	1	663
Government National Mortgage Assn. 10.00% 2020	39	45,377
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.516% 2027[1,2]	37	36,724
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	21	20,640
		17,388,691

U.S. GOVERNMENT BONDS & NOTES — 11.56%
U.S. Treasury 3.00% 2012[3,5]	289	303,889
U.S. Treasury 4.25% 2013	2,900	2,908,381
U.S. Treasury 12.50% 2014	1,200	1,375,128
U.S. Treasury 11.25% 2015	800	1,142,816
U.S. Treasury 6.00% 2026	525	601,125
U.S. Treasury 4.50% 2036	640	614,400
		6,945,739

NON-U.S. GOVERNMENT BONDS & NOTES — 0.83%
Israeli Government 7.50% 2014[3]	935	263,826
Swedish Government 12.00% 2010	200	232,419
		496,245

MUNICIPALS — 0.68%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	162	157,776
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	125	122,912
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	85	87,903
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	41	40,855
		409,446

Total bonds & notes (cost: $52,053,930)		51,835,979

Convertible securities — 1.48%	Principal amount	Market value

FINANCIALS — 1.48%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[1,2]	$1,000,000	$890,200

Total convertible securities (cost: $885,051)		890,200

Preferred securities — 8.62%	Shares

FINANCIALS — 8.62%
Fannie Mae, Series O, 7.00%[2]	15,000	793,594
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	375,000	376,035
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	164,523
BNP Paribas 5.186% noncumulative[1,2]	55,000	51,025
Banco Santander Central Hispano, SA 6.50%[6]	10,000	235,625
Banco Santander Central Hispano, SA 6.80%[6]	10,000	235,000
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	400,000	436,678
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	300,000	311,978
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	287,500
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	300,000	286,501
ING Capital Funding Trust III 8.439% noncumulative[1]	250,000	270,344
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	250,000	251,416
Wachovia Capital Trust III 5.80%[1]	250,000	248,200
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	10,000	243,300
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	230,733
Freddie Mac 5.57%	10,000	229,063
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	250,000	227,266
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	160,000	164,637
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	134,223

Total preferred securities (cost: $5,238,403)		5,177,641

Common stocks — 0.01%

INDUSTRIALS — 0.01%
Northwest Airlines Corp.[7]	333	6,177

Total common stocks (cost: $6,918)		6,177

	Principal amount
Short-term securities — 2.66%	(000)

U.S. Treasury Bills 3.903% due 12/13/2007[8]	$1,000	995,376
Three Pillars Funding, LLC 4.96% due 11/1/2007[2]	600	599,917

Total short-term securities (cost: $1,595,243)		1,595,293

Total investment securities (cost: $59,779,545)		59,505,290
Other assets less liabilities		571,960

Net assets		$60,077,250

[1]	Coupon rate may change periodically.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,174,587, which represented 26.92% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,921,140.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost	Market value	Percent of net assets

Banco Santander Central Hispano, SA 6.50%	1/11/2007	$250,000	$235,625	.39%
Banco Santander Central Hispano, SA 6.80%	10/31/2006	250,000	235,000	.39

Total restricted securities		$500,000	$470,625	.78%

[7]	Security did not produce income during the last 12 months.
[8]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information

Gross unrealized appreciation on investment securities	$294,333
Gross unrealized depreciation on investment securities	(1,187,021)
Net unrealized depreciation on investment securities	(892,688)
Cost of investment securities for federal income tax purposes	60,397,978

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

MFGEFP-985-1207O-S10895

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: December 28, 2007

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: December 28, 2007